Investment (Tables)	12 Months Ended
Dec. 31, 2023
Investment Abstract
Schedule of summarized financial information

	2023	2022
Assets	2,053,953	1,820,223
Current and non-current assets	352,134	291,799
Tangible and intangible assets	1,701,819	1,528,424

Liabilities and shareholders’ equity	2,053,953	1,820,223
Current and non-current liabilities	668,712	398,189
Shareholders' equity	1,385,241	1,422,034

Company’s interest	49%	49%

Adjustment to fair value	733,757	733,757
Investment cost	717,055	806,359
Balance of investment (Note 14.b)	1,450,812	1,540,116

	2023	2022
Net loss for the year	(182,254)	(125,687)
Company’s interest	49%	49%
Company’s share of loss in the associate	(89,304)	(61,587)

Schedule of interest in associated

	Associated companies
	2023 I-Systems	2022 I-Systems

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders' equity	1,385,241	1,422,034

Loss for the year	(182,255)	(125,687)

Company’s share of the loss on investment	(89,304)	(61,587)

Investment value	1,450,812	1,540,116

Schedule of change of investment in associate

I-Systems

Balance of investment on December 31, 2022	1,540,116
Share of the loss on investments	(89,304)
Balance of investment on December 31, 2023	1,450,812